UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                                    811-21067
                        ---------------------------------
                       Investment Company Act file number

                       TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
                ------------------------------------------------
               (Exact name of registrant as specified in charter)

                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             TORREY ASSOCIATES, LLC
                           505 PARK AVENUE, 5TH FLOOR
                               NEW YORK, NY 10022
                     --------------------------------------
                     (Name and address of agent for Service)

Registrant's telephone number, including area code: (212) 644-7800
                                                    --------------
Date of fiscal year end: 3/31/2005
                        ----------
Date of reporting period: 9/30/2004
                         -----------

ITEM  1.  REPORTS TO STOCKHOLDERS.
----------------------------------





Torrey International Strategy Partners, LLC
Financial Statements
(Unaudited)
Period April 1, 2004 to September 30, 2004

       Torrey International Strategy Partners, LLC
                  Financial Statements
                       (Unaudited)


       Period April 1, 2004 to September 30, 2004







                        Contents

Statement of Assets and Liabilities......................... 1

Schedule of Investments in Investment Funds................. 2

Statement of Operations..................................... 3

Statement of Changes in Members' Equity - Net Assets........ 4

Statement of Cash Flows..................................... 5

Notes to Financial Statements............................... 6

                                     Torrey International Strategy Partners, LLC
                                 Statement of Assets and Liabilities (Unaudited)

                                                              September 30, 2004

--------------------------------------------------------------------------------

ASSETS

Investments in investment funds, at fair value       $16,199,296
Cash                                                     321,327
Other assets, net                                            118
----------------------------------------------------------------

Total Assets                                          16,520,742
----------------------------------------------------------------

LIABILITIES

Advance member contributions                             203,500
Due to investment advisor                                 79,064
Professional fees payable                                 38,920
Administration fees payable                               39,370
----------------------------------------------------------------

Total Liabilities                                        360,854
----------------------------------------------------------------

Net Assets                                           $16,159,888
----------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS

Represented by:
  Capital subscriptions - net                        $14,997,008
  Net unrealized appreciation on investments           1,162,880
----------------------------------------------------------------

Members' Equity - Net Assets
(equivalent to $107.03 per unit based on
         150,982 units outstanding)                  $16,159,888
----------------------------------------------------------------








  The accompanying notes are an integral part of these
                  financial statements.

                                     Torrey International Strategy Partners, LLC
                          Schedule of Investments in Investment Fund (Unaudited)

                                                              September 30, 2004

--------------------------------------------------------------------------------


                                                           2004 change
                                                              in net               Percentage
                                                            unrealized     Fair      of net
     Investment Fund (a)                            Cost   appreciation    Value     assets    Liquidity
------------------------------------------------  ---------  --------  ------------ --------   ----------

Equity Long/Short Hedged
   Arcus Zensen Fund, L.P.                       $1,390,000  $151,217    $1,867,369   11.56%   Monthly
   Artha Emerging Markets Fund, L.P.              1,250,000    37,234     1,287,234    7.97%   Quarterly
   Bailey Coates Cromwell Fund, L.P.              1,550,000   (21,162)    1,555,779    9.63%   Monthly
   Global Undervalued Securities Fund (QP), L.P.  1,500,000    44,959     1,544,959    9.56%   Quarterly
   The Gradient Europe Fund, L.P.                   250,000     9,542       259,542    1.61%   Monthly
   The Gradient Europe Fund, Ltd.                 1,190,000   145,776     1,623,413   10.05%   Monthly
   Gramercy Emerging Markets Fund, LLC              500,000    10,721       510,721    3.16%   Bi-Annuall
   Narragansett Overseas, L.P.                    1,500,000   (13,138)    1,486,862    9.20%   Quarterly
   Neon Liberty Emerging Markets Fund, L.P.       1,550,000   (75,488)    1,515,055    9.38%   Quarterly
   Odey Japan & General Fund (USD)                1,500,000   (46,288)    1,453,712    9.00%   Semi-Month
   Optimal Japan Fund, L.P.                       1,440,000    56,712     1,788,643   11.07%   Quarterly
   Roadrunner Fund, L.P.                          1,440,000  (192,021)    1,306,007    8.08%   Quarterly
                                                  ---------  ---------    ---------  -------
        Strategy Total                           15,060,000   108,064    16,199,296  100.25%

                                                  ---------  ---------   ----------
        Total investments in
          limited partnerships                  $15,060,000  $108,064   $16,199,296  100.25%
                                                ===========  ========   ===========

Other assets less liabilities                                               (39,408)  -0.25%
                                                                        -----------  -------
        Net assets representing members' equity                         $16,159,888  100.00%
                                                                        ===========  =======


(a) All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a semi-monthly, monthly, quarterly or bi-annual basis.

  The accompanying notes are an integral part of these
                  financial statements.

                                     Torrey International Strategy Partners, LLC
                                             Statement of Operations (Unaudited)

                                                 Period ended September 30, 2004

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                              $    6,721
----------------------------------------------------------------

Total Investment Income                                    6,721
----------------------------------------------------------------

OPERATING EXPENSES

Management fee                                           140,912
Insurance expense                                          8,790
Legal expense                                             23,832
Audit expense                                             13,200
Independent manager fee                                   15,000
Investor servicing fees                                   11,891
Professional and administration fees                      24,220
----------------------------------------------------------------

Total Operating Expenses                                 237,845
----------------------------------------------------------------

Net Investment Loss                                     (231,124)
----------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Realized gain from investments                                 -
Change in net unrealized appreciation from               108,064
unaffiliated investments
----------------------------------------------------------------

Net Realized and Unrealized Gain from                    108,064
         Investments
----------------------------------------------------------------

DECREASE IN MEMBERS' EQUITY - NET ASSETS
                  DERIVED FROM OPERATIONS             $ (123,060)
----------------------------------------------------------------




  The accompanying notes are an integral part of these
                  financial statements.

                                     Torrey International Strategy Partners, LLC
                Statement of Changes in Members' Equity - Net Assets (Unaudited)

                                  Period April 1, 2004 to September 30, 2004 and
                                                       year ended March 31, 2004
--------------------------------------------------------------------------------



OPERATIONS                                     April 2004 -        Year Ended
                                            September 30, 2004   March 31, 2004
                                            ------------------  ----------------

Net investment loss                                $  (231,124)  $  (313,426)
Realized loss from investments                               -        (2,638)
Change in net unrealized appreciation
         from unaffiliated investments                 108,064     1,168,418
Change in net unrealized appreciation
         from affiliated investment                          -        26,942
--------------------------------------------------------------------------------

Increase(Decrease) in Members'Equity
         - Net Assets Derived from Operations         (123,060)      879,296
--------------------------------------------------------------------------------

CAPITAL TRANSACTIONS

Member subscriptions                                 8,016,950     3,947,442
Member interests repurchased                          (732,575)     (490,176)
--------------------------------------------------------------------------------

Increase in Members' Equity - Net Assets
         Derived from Capital Transactions           7,284,375     3,457,266
--------------------------------------------------------------------------------

Net Increase in Members' Equity - Net Assets          7,161,315     4,336,562

MEMBERS' EQUITY - NET ASSETS AT BEGINNING
         OF PERIOD                                    8,998,573     4,662,011
--------------------------------------------------------------------------------

MEMBERS' EQUITY - NET ASSETS AT END
         OF PERIOD                                  $16,159,888   $ 8,998,573
--------------------------------------------------------------------------------



  The accompanying notes are an integral part of these
                  financial statements.

                                     Torrey International Strategy Partners, LLC
                                             Statement of Cash Flows (Unaudited)

                                      Period April 1, 2004 to September 30, 2004

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES

Net decrease in members' equity - net
   assets derived from operations                  $  (123,060)
Adjustments to reconcile net increase in
   members' equity - net assets derived
   from operations to net cash used in
   operating activities:
      Change in net unrealized appreciation
        from unaffiliated investments                 (108,064)
      Purchases of investments in
        limited partnerships                        (8,000,000)
      Decrease in receivable from
        limited partnerships                         1,000,000
      Decrease in other assets                             440
      Increase in due to advisor                        21,552
      Increase in expenses payable                      30,222
--------------------------------------------------------------

Net cash used in operating activities               (7,178,910)
--------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from member subscriptions                   6,826,290
Payments for member interests repurchased             (732,575)
Increase in payments for advance member
  subscriptions                                        203,500
--------------------------------------------------------------

Net cash provided by financing activities            6,297,215
--------------------------------------------------------------

Net decrease in cash                                  (881,695)
Cash at beginning of year                            1,203,022
--------------------------------------------------------------

Cash at end of year                                 $  321,327
--------------------------------------------------------------





  The accompanying notes are an integral part of these
                  financial statements.

                                     Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)

                                                 Period ended September 30, 2004



(1)    Organization

       Torrey International Strategy Partners, LLC, a Delaware limited liability company (the Fund), is registered under the Investment Company Act of 1940, and is a closed-end, non-diversified, management investment company. The Fund was formed on March 25, 2002, and commenced operations on November 1, 2002. The Fund's term is perpetual unless the Fund is otherwise dissolved under the terms of its limited liability company agreement. The investment advisor of the Fund is Torrey Associates, LLC. The power to manage and control the business affairs of the Fund is vested in the Board of Managers, including the exclusive authority to oversee and to establish policies regarding the management, conduct, and operation of the business of the Fund. Investors may purchase units of the Fund through private placements. Investors may not be able to liquidate their investment other than as a result of repurchases of units by the Fund. The Board of Managers, from time to time and in their complete and exclusive discretion, may determine to cause the Fund to repurchase units.

(2)    Summary of Significant Accounting Policies

       The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America.

       (a)    Investments in Investment Funds

              Investments in investment funds are reported at fair value and are valued by the investment advisor in accordance with the Fund's limited liability company agreement and the valuation procedures (the "Valuation Procedures") set forth below or as may be determined from time to time pursuant to policies established by the Board of Managers. The investment adviser will value interests in investment funds at fair value, which ordinarily will be the value determined by the portfolio manager for each investment fund in accordance with the policies established by the relevant investment fund. Fair values of investments in these investment funds are generally determined by the investment advisor based on periodic financial information (including annual audited financial statements) obtained from investment funds. Realized gains and losses are recognized at the time of full withdrawal from an investment fund. Unrealized gains and losses are reflected in operations when changes between the carrying value and fair value of investment fund interests occur.

              The Valuation Procedures that have been approved by the Board of Managers seek to ensure that the Fund is able to reliably determine the value of its investments in investment funds. In accordance with the Fund's Valuation Procedures, in any instance in which the investment advisor has reason to believe that the current valuation of an interest in an investment fund does not represent the fair value of such interest, the investment advisor will promptly provide the Board of Managers with its proposed valuation for that interest, on the basis of all relevant information available at the time, including independent appraisals if readily obtainable. The investment advisor will take steps to ascertain the fair value of an interest in an investment fund, among other things, making appropriate inquiries of the investment funds, seeking an

                                     Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)

                                                 Period ended September 30, 2004


              independent appraisal of the investment fund or its holdings (to the extent feasible) and/or applying a discount or premium based on the investment advisor's professional opinion of market and other events and the investment advisor's current knowledge of the investment fund's current holdings. Prior to investing in any investment fund, the investment advisor will conduct a due diligence review of the valuation methodology used by the investment fund, which as a general matter will use market value when available, and otherwise use principles of fair value that the investment advisor reasonably believes to be consistent with those used by the Fund for valuing its own investments. In the absence of specific transaction activity in a particular investment fund, the investment advisor will consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported at the time of valuation, or whether to adjust such value to reflect a premium or discount.

              All of the Fund's investments are considered to be illiquid because the investments can only be redeemed on a semi-monthly, monthly, quarterly, or bi-annual basis.

       (b)    Subscriptions and Repurchases

              Member capital subscription requests may be accepted at such times as the Board of Managers may determine, subject to the receipt of funds on or before the acceptance date set by the Board of Managers. Generally, subscriptions are recorded in the capital accounts as of the beginning of the first business day of the month following the subscription. Any cash received by the Fund prior to this date is recorded as an advance member subscription liability until reflected in the capital accounts.

              The Fund may repurchase units pursuant to written tenders by members. These repurchases are made at such times as determined by the Board of Managers. Generally, the Fund repurchases units from members two times each year, in June and December.

       (c)    Advance Manager Contributions

              Fund contributions to investee funds are typically recorded on the first business day of the month following the contribution. Cash that is invested by the Fund prior to this date is recorded as an advance manager contribution.

       (d)    Income Taxes

              The Fund is not subject to income taxes; the individual members are required to report their distributive share of the Fund's realized income, gain, loss, deductions, or credits on their individual income tax returns. Net investment losses of $231,124 have been reclassified to net capital contributed by members in the analysis of net assets section of the accompanying statement of assets and liabilities.

                                     Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)

                                                 Period ended September 30, 2004

       (e)    Revenue and Expenses

              Interest income is accrued as earned. Expenses are accrued as incurred. The Fund bears all of its general and administrative expenses.

        (f)   Profit and Loss Allocations

              Profits and losses are allocated to the members in accordance with the terms of the limited liability company agreement. In general, each member shares in the profits and losses of the Fund in proportion to their respective interests in the Fund.

       (g)    Use of Estimates

              The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that may affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

              The assets of the Fund's investees may consist of readily marketable securities, which are valued at quoted market prices. However, because the Fund does not directly invest in the underlying securities of the investee, and due to restrictions on the transferability and timing of withdrawals from the investee, the amounts realized upon liquidation could differ from such reported values.

       (h)    Foreign Currency

              The Fund holds certain investments in investment funds that are denominated in currencies other than U.S. dollars. These amounts are converted to U.S. dollar amounts using spot currency rates on the day of valuation. Purchases and sales of investments and income and expense items denominated in currencies other than U.S. dollars are translated into U.S. dollar amounts on the respective dates of such transactions.

              The Fund does not isolate that portion of the results of operations resulting from changes in currency exchange rates on investments from the fluctuations arising from changes in fair value of investments held. Such fluctuations are included in the net realized and unrealized gain or loss on investments.

                                     Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)

                                                 Period ended September 30, 2004




(3)    Expenses of the Fund

       The Fund bears all expenses in connection with the operation of the Fund. Examples of expenses borne by the Fund include all costs and expenses related to portfolio transactions and positions for the Fund's account, costs and expenses related to the establishment of any investments managed by sub-advisors, legal fees, accounting fees, operational and compliance support fees and expenses, costs of insurance, organizational and registration expenses, offering costs, and expenses of meetings of managers and investors of the Fund.

       The Fund pays the investment advisor and placement agent a quarterly investor servicing fee at an annual rate of 0.10% and 0.05%, respectively, of the Fund's net assets each quarter. Investor servicing fees totaled $11,891 for the period ended September 30, 2004. At the discretion of the placement agent investors may be charged a front-end sales charge in an amount up to 3% of the gross investment of each investor in the Fund. Placement agent fees charged directly to investors were approximately $24,000 for the period April 1, 2004 to September 30, 2004.

       The Fund pays each independent member of the Board of Managers an annual compensation of $15,000 per year. These fees totaled $15,000 for the period ended September 30, 2004.

(4)    Management Fees

       The investment advisor is paid a management fee by the Fund as compensation for its services to the Fund at an annual rate of 2.0% of the Fund's net assets. The management fee is payable quarterly in arrears calculated on the basis of net asset value as of the end of such quarter. Management fees totaled $140,912 for the period ended September 30, 2004.



(5)    Investment Transactions

       Aggregate purchases of investment funds for the period ended September 30, 2004 amounted to $8,000,000.

       At September 30, 2004, the cost of investments for federal income tax purposes was $15,399.223 and the accumulated net unrealized appreciation on investments was $837,907 consisting of $1,080,290 gross unrealized appreciation and $242,383 gross unrealized depreciation.

                                     Torrey International Strategy Partners, LLC
                                       Notes to Financial Statements (Unaudited)

                                                 Period ended September 30, 2004

(6)   Financial Highlights


                                  April 1,      Year       November
                                   2004-        ended      1, 2002*-
                                 September      March       March
                                 30, 2004     31, 2004     31, 2003
                                 ------------------------------------
 Per share operating
 performance:
 (For a share of capital stock
 outstanding throughout the
 period):
      Net asset value,
        beginning of period       $  108.85    $  94.13    $ 100.00
                                 ------------------------------------
 Income (loss) from investment
 operations:
      Net investment loss             (1.75)      (4.95)      (2.78)
      Net realized/unrealized
        gain(loss) on investments     (0.07)      19.67       (3.09)
                                 ------------------------------------
        Total from investment
          operations                  (1.82)      14.72       (5.87)
                                 ------------------------------------
        Net asset value, end
          of period               $  107.03    $ 108.85    $  94.13
                                 ====================================

 Total return:                        (1.67%)     15.64%      (5.87%)

 Supplemental data:
      Net assets, end of period   $16,159,888  $8,998,573  $4,662,011
      Ratio to average net
      assets (annualized):
        Expenses                       1.70%       4.82%       6.53%
        Net investment loss           (1.65%)     (4.78%)     (6.48%)
      Portfolio turnover rate          0.00%      30.21%       0.00%


 * Commencement of operations.


Total return, expense and net investment loss ratios are calculated assuming that a member had been invested in the Fund for the entire period presented. Total return for fiscal 2003 is not annualized, but is presented for the period from inception (November 1, 2002) to March 31, 2003. The expense ratios exclude fees or expenses charged against the Fund's investment fund balances by the respective managers of the investment funds. An individual member's actual results may vary from those noted above based on the timing of capital transactions.

ITEM 2.   CODE OF ETHICS.
-------------------------

Not applicable for semi-annual reports.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
------------------------------------------

Not applicable for semi-annual reports.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
------------------------------------------------

Not applicable for semi-annual reports.


ITEM  6.  SCHEDULE OF INVESTMENTS.
----------------------------------

Included as part of the report to members filed under Item 1.


ITEM  7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
----------------------------------------------------------------
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
-------------------------------------------

Not applicable for semi-annual reports.


ITEM  8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
-----------------------------------------------------------------
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
---------------------------------------------

Not applicable to registrant.


ITEM  9.  SUBMISSION OF MATTERS TO VOTE OF SECURITY HOLDERS.
------------------------------------------------------------

Not applicable.


ITEM  10.  CONTROLS AND PROCEDURES.
-----------------------------------

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
    15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 11.  EXHIBITS.
-------------------

(a)(1)  Not applicabale for semi-annual reports.

(a)(2)  The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(a) Certification of Chief Executive Officer pursuant to
              Section 302 of the Sarbanes-Oxley Act of 2002.

        11(b) Certification of Principal Financial Officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.


(a)(3)  Not applicable.


(b)     The following exhibits are attached to this Form N-CSR:

        Exhibit No.   Description of Exhibit

        11(c) Certification of Chief Executive Officer and Principal
              Financial Officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.


SIGNATURES

    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JAMES A. TORREY
                         -----------------------------
                           JAMES A. TORREY, Chief Executive Officer

Date December 2, 2004
    -----------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates as indicated.

(Registrant) TORREY INTERNATIONAL STRATEGY PARTNERS, LLC
             ----------------------------------------------
By (Signature and Title)*   /s/ JEFFREY D. CLARK
                         -----------------------------
                          JEFFREY D. CLARK, Principal Financial Officer

Date December 2, 2004
    -----------------


* Print the name and title of each signing officer under his or her signature.